5. Advances from Stockholders and Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Advances from Stockholders

	Chas Radovich	Leroy Delisle	Alvin Snaper	Total

Balance at March 31, 2018	$3,312	$105,600	$9,000	$117,912
Advances for the nine months ended December 31, 2018	108,600	66,400	1,700	176,700
Balance at December 31, 2018	$111,912	$172,000	$10,700	$294,612